INVESTMENTS - Disclosure of associates (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of associates [line items]
Investments in associates accounted for using equity method	$ 2,285
Investments in associates accounted for using equity method	$ 466	$ 2,285
BioConnection Investments B.V.
Disclosure of associates [line items]
Proportion of ownership interest in associates	23.60%	23.60%	23.60%	43.85%
Investments in associates accounted for using equity method	$ 2,285	$ 2,501	$ 7,201
Share in net profit (loss)	(1,131)	(289)	(1,083)
Release of financial guarantee	0	0	(153)
Impairment	(629)	0	0
Dilution of equity stake	0	0	(2,991)
Currency translation	(59)	73	(473)
Investments in associates accounted for using equity method	$ 466	$ 2,285	$ 2,501	$ 7,201